The Year In Review
------------------

The year ended November 30th, 2002 was not easy to navigate. A number of events provided a set of conditions that underminded the performance and valuation of the corporate sector in the U.S. We will highlight three macro trends that provided a difficult business and investment environment:

  I - A market that continued to be over valued based on current multiples and decelerating earnings growth. II - Investors finally came to the realization that the level of corporate transparency and regulatory oversite was compromised.

III - The aftermath and aftershock effects of Sept. 11th made many investors feel that the corporate risk return profile had changed and needed to be reassessed.

The shock of those attacks had a negative effect on the insurance and travel industries and to some degree it slowed down the velocity of money therefore affecting the Financial Services Sector. We saw GDP (Growth Domestic Product) year over year growth go from a high of 5% in 2000 to a low of negative year over year growth not seen since the recession of 1991. We began to see a mild recovery after the slow and shallow recession of 2001 and we managed to climb back to a growth rate slightly over 2%. In the meantime 2002 provided us with perhaps the slowest increase in CPI (Consumer Price Index) in four years taking the rate of inflation year over year to slightly under 2%. We saw consumer confidence drop to 80 a lower number than the one seen after September 11th and not seen in the previous five years. The ISM non-manufacturing index came back from its lowest point in five years of a little under 40 to a level that reflects a more normal environment and stayed most of the year between 50 and 55, an acceptable level though not great. The change in average Hourly Earnings percentage year over year remained positive at a little under 3% although it decreased for most of the year. This positive level was one of the reasons why consumers were able to maintain a relatively acceptable purchasing power. Auto sales remained strong driven mainly by rebates and discounts. As far as the federal reserve is concerned, they have been quite active adding liquidity to the market by lowering the fed funds rate to levels not seen in 40 years. Rates were dropped 12 times in 2 years. These rate drops have been geared to reduce the possibility of a double dip recession.

The Banking and the Real Estate sectors remained relatively strong. The banking sector maintained a good level of profitability due to the massive refinancing taking place in the housing sector as well as a strong year in new home sales. We saw the Dow Jones fall 7.84% the 12 month period ending November 29th, 2002 the S&P 500 fell 16.51% ending November 29th, 2002, the NASDAQ fell 23.11% for the same period.

Portfolio Matters
-----------------

Our Mid - Cap portfolio has out-performed from its inception to November 30th, 2002 at a rate of -1.3% versus a benchmark (S&P Mid Cap 400) that was down 8.62% led by an overweight positions in the consumer cyclical, consumer staple and health care sector as well as substantial underweight position in the Technology Sector.

Our Large Cap Portfolio has performed at a rate of -23.77% for the period since inception to November 30th, 2002 versus an index (S&P 500 Growth) that was down for the same period, 19.4%. Corporate scandal and our overweight position for most of the year in the technology sector were two of the main elements that drove down our performance.

Our Fixed Income Portfolio has performed at a rate of -3.13% for the period since inception to November 30th, 2002 versus a Lehman US aggregate bond index 8.03%. We were affected negatively by TYCO's well known fraudulent corporate behavior and a high exposure to the automotive transportation sector.

The Ashport Funds hope for the 2003 year is that the market will strengthen and our funds will provide good investments for shareholders.

Jose Luis Turnes                          David Vurgait
Portfolio Manager                         President - Ashport Funds

                                                            ASHPORT MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                            FINANCIAL STATEMENTS

                               For The Period From Inception (December 20, 2001)

                                                       Through November 30, 2002

C O N T E N T S
                                                                          Page
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                1

FINANCIAL STATEMENTS

      Statements of Assets and Liabilities                                  2

      Schedules of Investments                                            3 - 6

      Statements of Operations                                              7

      Statements of Changes in Net Assets                                   8

      Financial Highlights                                                  9

      Notes to Financial Statements                                      10 - 14

INDEPENDENT AUDITORS' REPORT ON INTERNAL CONTROL                           15

               2699 south bayshore drive
               miami, florida  33133

               305  858 5600
               305  856 3284  fax

               www.kaufmanrossin.com

               INDEPENDENT AUDITORS' REPORT
               -----------------------------------------------------------------

               To the Stockholders and Board of Directors
               Ashport Mutual Funds

               We have audited the statements of assets and liabilities, including the schedules of investments, of Ashport Mutual Funds (a Massachusetts Business Trust) (the "Trust") comprising the Large Cap Series, Small/Mid Cap Series and Fixed Income Series as of November 30, 2002, and the related statements of operations, changes in net assets, and the financial highlights for the period from inception (December 20, 2001) through November 30, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

[LOGO] We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Ashport Mutual Funds, as of November 30, 2002, the results of their operations, changes in their net assets, and their financial highlights for the period from inception (December 20, 2001) through November 30, 2002, in conformity with accounting principles generally accepted in the United States of America.


                                                  /s/ Kaurman Rossin & Co.

               Miami, Florida
               December 26, 2002

               m i a m i   o   f t. l a u d e r d a l e   o   b o c a  r a t o n

ASHPORT MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2002
-----------------------------------------------------------------------------------------

                                         Large Cap      Small/Mid Cap     Fixed Income
ASSETS                                    Series            Series           Series
-----------------------------------------------------------------------------------------
Investment in securities, at value
   (cost $8,800, $44,360, $13,333,
   respectively) (Note 4)              $      9,087      $    44,912      $    13,330
Cash and cash equivalents                    35,081            7,464           19,071
Receivable for investment
securities sold                               2,408                -                -
Excess expense reimbursement due
   from investment advisor (Note 3)          22,275           22,139           21,941
Dividends and interest receivable                 3                5              586
-----------------------------------------------------------------------------------------

      Total assets                     $     68,854      $    74,520      $    54,928
-----------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------

Payable for investment securities
   purchased                           $     11,208      $         -      $         -
Due to investment advisor (Note 3)           23,248           23,345           23,060
Due to distributor (Note 3)                      71               87               80
-----------------------------------------------------------------------------------------

      Total liabilities                $     34,527      $    23,432      $    23,140
-----------------------------------------------------------------------------------------

NET ASSETS (Equivalent to $7.53,
   $9.83, $9.54 per share,
   respectively)                       $     34,327      $    51,088      $    31,788
-----------------------------------------------------------------------------------------

   Net assets consist of the following:
   Capital stock, Class A, $.01 par
      value; unlimited shares
      authorized; 4,559.225 shares
      issued and outstanding           $         45      $         -      $         -
   Capital stock, Class A, $.01 par
      value; unlimited shares
      authorized; 5,195.602 shares
      issued and outstanding                      -               52                -
   Capital stock, Class A, $.01 par
      value; unlimited shares
      authorized; 3,333.333 shares
      issued and outstanding                      -                -               33
   Additional paid-in capital                41,763           51,081           33,300
   Undistributed net investment
      income (loss)                  (          728)   (       1,045)             713
   Undistributed net realized gain
      (loss) on investments          (        7,040)             448    (       2,231)
   Net unrealized gain (loss) on
      investments                               287              552    (          27)
-----------------------------------------------------------------------------------------

      Total                            $     34,327      $    51,088      $    31,788
-----------------------------------------------------------------------------------------

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS - Large Cap Series
NOVEMBER 30, 2002
------------------------------------------------------------------------------------------

 Shares or
 Principal
   Amount                   Description                              Value
------------------------------------------------------------------------------------------
             COMMON STOCKS - 26.47%

             AUTOMOTIVE- 4.04%
       122      Ford                                                       $      1,388

             CONSUMER GOODS - 5.48%
        18      Philip Morris                            $        679
       260      Solectron Corp                                   1,201            1,880
                                                       ------------------

             CONSUMER SERVICES - 2.01%
        29      Safeway Inc.                                                        690

             FINANCIAL CONGLOMERATES - 9.97%
        69      JP Morgan Chase                                  1,737
        48      Wachovia Corp.                                   1,687            3,424
                                                       ------------------

             INTERNET - 1.72%
        36      America Online Inc.                                                 590

             SOFTWARE - 3.25%
       260      Sun Microsystems                                                  1,115
------------------------------------------------------------------------------------------

                  Total Common Stocks (Cost $8,800)                        $      9,087
==========================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS - Small/Mid Cap Series
NOVEMBER 30, 2002
------------------------------------------------------------------------------------------

 Shares or
 Principal
   Amount                   Description                              Value
------------------------------------------------------------------------------------------
             COMMON STOCK - 87.92%

             BEVERAGES - 3.93%
        70      Pepsi Bottling Group                                       $      2,010

             BIOTECHNOLOGY - 0.65%
         7      Amgen Inc.                                                          330

             CONGLOMERATE - 4.06%
        35      Mcgraw-Hill Company                                               2,075

             CONSUMER DURABLE - 6.05%
        64      Bed Bath & Beyond                         $      2,220
        79      Flextronics                                        870            3,090
                                                       ------------------

             CONSUMER NON-DURABLE - 3.72%
        83      Fresh Del Monte                                                   1,901

             CONSUMER SERVICES - 18.07%
        10      Alberto Culver Co.                                 495
        55      Corporate Exec Board                             1,815
        49      H&R Block Inc.                                   1,878
        32      Polaris Industries                               2,074
        30      Sunrise Assisted Living                            841
        57      Waste Connections                                2,127            9,230
                                                       ------------------

             ENERGY - 4.58%
        70      BJ Services Co.                                                   2,341

             FINANCIAL CONGLOMERATE - 12.49%
        48      Brown & Brown                                    1,652
        72      Federated Investors                              1,948
        81      Kirby Corporation                                2,049
        23      SEI Investment                                     733            6,382
                                                       ------------------

             FOOD - 11.87%
        95      Darden Restaurants                               2,055
       189      Ryans Family Steakhouse                          2,054
        90      Starbucks Corp.                                  1,957            6,066
                                                       ------------------

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS - Small/Mid Cap Series
NOVEMBER 30, 2002
------------------------------------------------------------------------------------------

 Shares or
 Principal
   Amount                   Description                              Value
------------------------------------------------------------------------------------------
             HEALTH CARE SERVICES - 9.58%
         9      Quest Diagnostics                         $        502
        11      Stryker Corp.                                      680
        20      Cooper Compan                                      562
        25      Coventry Health Care                               719
        34      Laboratory Corp.                                   816
        25      Pharmaceutical Prod                                749
        15      Renal Care Group Inc.                              470
         6      Wellpoint Health                                   395     $      4,893
                                                       ------------------

             MEDICAL SPECIALTIES - 0.99%
        12      Patterson Dental Co.                                                504


             PHARMACEUTICALS - 2.23%
       187      First Pharmaceutical                                              1,139

             TECHNOLOGY - 1.48%
       157      Sanmina Corp.                                                       754

             TELECOMMUNICATIONS - 5.75%
       147      Cadence Design Systems                           2,120
        12      Onmicom Group                                      817            2,937
                                                       ------------------

             TRANSPORTATION - 2.47%
        12      Northrop Grumnam                                                  1,260
------------------------------------------------------------------------------------------

                  Total common stocks (cost $44,360)                       $     44,912
==========================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
-----------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - Fixed Income Series
NOVEMBER 30, 2002

 Shares or
 Principal
   Amount                           Description                              Value
-----------------------------------------------------------------------------------------
             BONDS - 42%

             AUTOMOTIVE - 42%
   $13,000      Daimler Chrysler, 5.75%, dated 8/16/01, due 8/15/06       $    13,330
-----------------------------------------------------------------------------------------

             Total bonds (cost $13,333)                                   $    13,330
==========================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION (DECEMBER 20, 2001) THROUGH NOVEMBER 30, 2002
------------------------------------------------------------------------------------------

                                         Large Cap       Small/Mid Cap     Fixed Income
                                           Series           Series            Series
------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                            $       317       $       248      $       258
   Interest                                       -                 -            1,653
------------------------------------------------------------------------------------------
      Total income                              317               248            1,911
------------------------------------------------------------------------------------------

EXPENSES
   Investment advisory fees (Note 3)            353               436              154
   Administration fees (Note 3)                  68                81               77
   Distribution (12b-1) fees (Note 3)            71                87               80
   Directors fees (Note 3)                    2,000             2,000            2,000
   Custody fees                               3,688             3,688            3,688
   Insurance                                    525               525              525
   Printing                                   5,875             5,875            5,875
   Professional fees                         10,740            10,740           10,740
------------------------------------------------------------------------------------------
      Total expenses                         23,320            23,432           23,139
------------------------------------------------------------------------------------------
      Fees waived (Note 3)            (      22,275)   (      22,139)    (      21,941)
------------------------------------------------------------------------------------------
         Net expenses                         1,045            1,293             1,198
------------------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET        (         728)   (       1,045)              713
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Net realized gain (loss) on
      investments                     (       7,040)              448    (       2,231)
   Change in unrealized gain (loss)
      on investments                            287               552    (          27)
------------------------------------------------------------------------------------------

NET GAIN (LOSS) ON INVESTMENTS        (       6,753)            1,000    (       2,258)
------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                    ( $     7,481)   ( $        45)    ( $     1,545)
==========================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION (DECEMBER 20, 2001) THROUGH NOVEMBER 30, 2002
------------------------------------------------------------------------------------------

                                               Large Cap    Small/Mid Cap   Fixed Income
                                                 Series         Series         Series
------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
   Investment income (loss) - net            ( $     728)   ( $   1,045)     $     713
   Net realized gain (loss) on investments   (     7,040)           448    (     2,231)
   Change in unrealized gain (loss) on
       investments                                   287            552    (        27)
------------------------------------------------------------------------------------------
      Net decrease in net assets resulting   (     7,481)   (        45)   (     1,545)
         from operations

CAPITAL SHARE TRANSACTIONS (NOTE 2)               41,808         51,133         33,333
------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS, REPRESENTING
  NET ASSETS AT
  END OF PERIOD                                $  34,327      $  51,088      $  31,788
==========================================================================================

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
FINANCIAL HIGHLIGHTS
FOR THE PERIOD FROM INCEPTION (DECEMBER 20, 2001) THROUGH NOVEMBER 30, 2002
------------------------------------------------------------------------------------------

                                               Large Cap    Small/Mid Cap  Fixed Income
                                                Series         Series         Series
------------------------------------------------------------------------------------------

 PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period       $    10.00     $    10.00     $    10.00
------------------------------------------------------------------------------------------
   Operations:
      Net investment income (loss)           (      0.16)   (      0.20)          0.21
      Net realized and unrealized gain
         (loss) on investments               (      2.31)          0.03    (      0.67)
------------------------------------------------------------------------------------------
      Total to operations                    (      2.47)   (      0.17)   (      0.46)
------------------------------------------------------------------------------------------

      Net asset value, end of period          $     7.53     $     9.83     $     9.54
------------------------------------------------------------------------------------------

      Total return (loss)1                   (     24.70%)  (      1.70%)  (      4.60%)
------------------------------------------------------------------------------------------

 RATIOS AND SUPPLEMENTAL DATA

   Net assets, end of period                  $   34,327     $   51,088     $   31,788
------------------------------------------------------------------------------------------

   Ratio of expenses before excess expense
     reimbursement to average net assets2          87.30%         70.92%         75.61%
   Ratio of excess expense reimbursement to
     average net assets 2                    (     83.38%)  (     67.01%)  (     71.69%)
------------------------------------------------------------------------------------------

   Ratio of expenses to average net assets 2        3.92%          3.91%          3.92%
------------------------------------------------------------------------------------------

   Ratio of investment income (loss) - net
     to average net assets                   (      2.73%)  (      3.16%)         2.33%
------------------------------------------------------------------------------------------

   Portfolio turnover rate                           298%             9%           148%
------------------------------------------------------------------------------------------

--------------------------
  1  Sales fees are not reflected and total return is not annualized.
  2  Annualized

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTE 1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          ORGANIZATION AND RELATED MATTERS

          Ashport Mutual Funds (the "Trust") is a Massachusetts business trust consisting of three separate series (the "Series", "Portfolios" or "Funds"): (1) Ashport Large Cap Fund (2) Ashport Small/Mid Cap Fund, and (3) Ashport Fixed Income Fund. Each of the Series operates as an independent mutual fund, issuing and redeeming shares for capital activity and investing in varying types of financial instruments based on the investment objectives of each Portfolio.

          The Trust was formed in Massachusetts on May 24, 2001, and began operations on December 20, 2001. The Portfolios are registered with the Securities and Exchange Commission under Section 8(a) of The Investment Company Act of 1940 and under the Securities Act of 1933, as open-end management investment companies.

          The Funds' custodian is Wachovia (formerly First Union National Bank), based in Philadelphia, Pennsylvania.

          SECURITY VALUATION

          Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which quotations are not readily available are valued at fair value as determined by the Trustees of the Funds.

          INCOME RECOGNITION

          Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities.

          DEPOSITS WITH FINANCIAL INSTITUTIONS

          The Fund may, during the course of its operations, maintain account balances with financial institutions in excess of federally insured limits.

--------------------------------------------------------------------------------
NOTE 1.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
--------------------------------------------------------------------------------

          USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          INCOME TAXES

          The Funds intend to qualify as "regulated investment companies" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) are not subject to federal income tax on taxable income (including realized capital gains) that is distributed to stockholders.

          The Trust has adopted a November 30th year-end for federal income tax purposes.

--------------------------------------------------------------------------------
NOTE 2.   CAPITAL STRUCTURES AND SHARE TRANSACTIONS
--------------------------------------------------------------------------------

          THE PORTFOLIOS

          The Portfolios are each comprised of an unlimited number of $0.01 par value "Class A" and "Class C" shares. Each class of shares is subject to varying fees as detailed in Note 3. Additionally, after 8 years of being outstanding, "Class C" shares are automatically converted to "Class A" shares and assume the "Class A" share fee structure. Each Portfolio and class of shares has a $500 minimum initial investment and a $250 minimum on all subsequent investments.

          Shares of capital stock sold for the period from inception (December 20, 2001) through November 30, 2002, were as follows:

             Large Cap Series      Small/Mid Cap Series   Fixed Income Series
          ----------------------------------------------------------------------

             Shares      Amount     Shares      Amount     Shares     Amount
            4,559.225   $41,808    5,195.602   $51,133   3,333.333   $33,333
          ----------------------------------------------------------------------

          No shares were redeemed during the period.

          As of November 30, 2002, no "Class C" shares had been issued.

--------------------------------------------------------------------------------
NOTE 3.   TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          StateTrust Capital, LLC (a registered investment adviser) has been appointed to serve as the investment adviser, administrator and transfer agent for all of the Portfolios. Additionally, StateTrust Investments, Inc., a registered broker-dealer, has been engaged to be the distributor of the Portfolios' shares. Both of these entities are related to the Trust and Portfolios by virtue of common management. Each Portfolio is responsible for its own direct expenses, however, the investment adviser has agreed to absorb all start-up and organizational costs of the Portfolios and to bear operating expenses of the Funds to the extent necessary to limit each Fund's annualized to 3.5%.

          INVESTMENT ADVISERY AGREEMENT

          The Investment  Adviser  Agreement  provides for annual advisery fees,
          accrued  each  calendar  day,   payable  monthly  in  arrears  to  the
          Investment Adviser, for advisery services, as follows:

          Ashport Large Cap Series -         1.25% (annualized) of average
                                               daily net assets
          Ashport Small/Mid Cap Series -     1.25% (annualized) of average
                                               daily net assets
          Ashport Fixed Income Series -      0.50% (annualized) of average
                                               daily net assets

          For the period from inception (December 20, 2001) through November 30, 2002, advisory fees amounted to $353, $436 and $154, respectively, which are included in "Due to investment adviser" in the accompanying statements of assets and liabilities. Additionally, as described in Expense Waiver and Reimbursement Agreement below, the Investment Adviser has agreed to bear operating expenses of the Fund to the extent necessary to limit the Funds' annualized expenses of each Fund to 3.5%.

          ADMINISTRATIVE SERVICES AGREEMENT

          The Administrative Services Agreement provides for administration fees equal to 0.25% per annum of the net asset value as of each valuation date, payable monthly in arrears to the Administrator, for financial, accounting and administrative services. For the period from inception (December 20, 2001) through November 30, 2002, administration fees amounted to $68, $81 and $77, respectively, which are included in "Due to investment adviser" in the accompanying statements of assets and liabilities.

          The Investment Adviser has a director in common with the Trust.

--------------------------------------------------------------------------------
NOTE 3.   TRANSACTIONS WITH AFFILIATES (Continued)
--------------------------------------------------------------------------------

          EXPENSE WAIVER AND REIMBURSEMENT AGREEMENT

          Pursuant to the Expense Waiver and Reimbursement Agreement and the Investment Agreement if the sum of all fees, charges and expenses is higher than 3.50% of the Net Asset Value of the Funds, the Investment Adviser shall reimburse the Fund such that the total expenses of the Fund minus the reimbursement are equal to 3.50%, annualized, of the average Net Asset Value of the Fund. Accordingly, the result of the Expense Reimbursement is to defer payment of the excess expenses until the investment company is financially able to bear them or, upon termination or expiration, to eliminate them entirely. Additionally, should the Fund achieve and maintain a sufficient asset level to support repayment of the excess expense reimbursement, an expense would be recorded in future periods equal to the amount of the excess expense reimbursement to the extent that amount will not cause the Fund to exceed the stated percentage expense limitation.

          TRANSFER AGENCY AGREEMENT

          StateTrust Capital, LLC serves as the Portfolios' transfer agent for no additional costs.

          DISTRIBUTION AGREEMENT

          StateTrust Investments, Inc. serves as the Portfolios' capital share distributor for each class of each Portfolio's common shares, and earns both up-front sales fees and 12b-1 fees. All "Class A" shares for each Portfolio are subject to a sales fee ranging from 2.25% - 4.75% depending on the amount of purchase, and all "Class C" shares of each Portfolio are subject to a sales fee of 1.00%. Additionally, all "Class A" shares and "Class C" shares for each Portfolio will be charged a 12b-1 Distribution fee of .25% and 1.00%, respectively, of the average daily net assets. Amounts owed to the Distributor for 12b-1 fees are reduced by the net amount of sales fees retained by the Distributor.

          Upon the termination of this agreement, the Funds shall pay to the Distributor such compensation that is prorated for that part of the month in which the agreement is in effect, as may be payable for the period prior to the effective date of such termination.

          Sales fees for the period from inception (December 20, 2001) through November 30, 2002 were waived by the Distributor for all sales of shares except for one transaction for the Large Cap Portfolio which amounted to $24.

          Distribution fees for the period from inception (December 20, 2001) through November 30, 2002 amounted to $71, $87 and $80, respectively, which are included in "Due to distributor" in the accompanying statements of assets and liabilities.

--------------------------------------------------------------------------------
NOTE 3.   TRANSACTIONS WITH AFFILIATES (Continued)
--------------------------------------------------------------------------------

          DIRECTORS FEES

          Each Director of the Trust who is not related to the investment adviser was paid $500 by the Trust for each meeting, and these costs were incurred by the respective Portfolios. For the period from inception (December 20, 2001) through November 30, 2002 directors fees amounted to $2,000 per Portfolio, which are included in "Due to investment adviser" in the accompanying statements of assets and liabilities.

--------------------------------------------------------------------------------
NOTE 4.   INVESTMENT IN SECURITIES
--------------------------------------------------------------------------------

          During the period from inception (December 20, 2001) through November 30, 2002, purchases and sales of investment securities were as follows.

                                     Large Cap    Small/Mid Cap   Fixed Income
                                       Series         Series         Series
          ----------------------------------------------------------------------

          Purchases                ( $  71,890)   ( $   2,958)   ( $  42,225)
          Sales                         64,850          3,406         39,994
          ----------------------------------------------------------------------

                                   ( $   7,040)     $     448    ( $   2,231)
          ----------------------------------------------------------------------

               2699 south bayshore drive
               miami, florida  33133

               305  858 5600
               305  856 3284  fax

               www.kaufmanrossin.com


               INDEPENDENT AUDITORS' REPORT ON INTERNAL CONTROL
               =================================================================


               To the Stockholders and Board of Directors
               Ashport Mutual Funds


               In planning and performing our audit of the financial statements of Ashport Mutual Funds for the period from inception (December 20, 2001) through November 30, 2002, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

               The management of Ashport Mutual Funds is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with accounting principles generally accepted in the United States of America. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.
[LOGO]
               Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

               Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level, the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of November 30, 2002.

               This report is intended solely for the information and use of management and the Board of Directors of Ashport Mutual Funds and the Securities and Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.

                                                  /s/ Kaurman Rossin & Co.

               Miami, Florida
               December 26, 2002


               m i a m i   o   f t. l a u d e r d a l e   o   b o c a  r a t o n

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